INCOME TAXES - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax income tax liability, beginning of year	$ 8,758	$ 9,967
Deferred Income Tax (Recovery) Expense	56	(1,119)
Recognized in other comprehensive income	277	(62)
Foreign exchange, acquisition and other	(10)	(28)
Net deferred income tax liability, end of year	$ 9,081	$ 8,758